Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 232,435	$ 187,831
Restricted cash	2,631	2,041
Accounts receivable, net	99,578	86,219
Due from affiliate companies	18,856	8,328
Inventories	39,774	26,588
Prepaid expenses and other current assets	20,454	28,979
Total current assets	413,728	339,986
Deposits for vessel acquisitions	17,315	28
Vessels, port terminals and other fixed assets, net	1,875,291	1,808,855
Other long-term assets	68,107	67,977
Long-term receivable from affiliate companies	7,167	5,144
Loan receivable from affiliate companies	5,491	2,660
Investments in affiliates	340,375	335,303
Investments in available-for-sale securities	7,280	7,660
Intangible assets other than goodwill	181,947	191,664
Goodwill	160,336	160,336
Total non-current assets	2,663,309	2,579,627
Total assets	3,077,037	2,919,613
Current liabilities
Accounts payable	69,368	51,692
Accrued expenses and other liabilities	101,047	64,199
Deferred income and cash received in advance	10,419	13,215
Current portion of capital lease obligations	1,544	1,400
Current portion of long-term debt	22,261	19,261
Total current liabilities	204,639	149,767
Senior and ship mortgage notes, including premium	1,375,000	1,293,156
Long-term debt, net of current portion	227,451	198,832
Capital lease obligations, net of current portion	21,650	22,359
Unfavorable lease terms	24,607	27,074
Other long-term liabilities and deferred income	22,556	25,221
Deferred tax liability	15,093	13,869
Total non-current liabilities	1,686,357	1,580,511
Total liabilities	1,890,996	1,730,278
Commitments and contingencies	0	0
Stockholders' equity
Preferred stock - $0.0001 par value, authorized 1,000,000 shares, 27,918 and 8,479 issued and outstanding as of June 30, 2014 and December 31, 2013, respectively.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, 104,984,363 and 104,261,029 issued and outstanding as of June 30, 2014 and December 31, 2013, respectively.	11	10
Additional paid-in capital	600,070	552,778
Accumulated other comprehensive loss	0	(11,172)
Retained earnings	474,188	524,079
Total Navios Holdings' stockholders' equity	1,074,269	1,065,695
Noncontrolling interest	111,772	123,640
Total stockholders' equity	1,186,041	1,189,335
Total liabilities and stockholders' equity	$ 3,077,037	$ 2,919,613